Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	Oct. 12, 2020 USD ($)
Subsequent Event [Line Items]
Cash dividend	$ 200.0
Penguin Business [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	500.0
Parent Company [Member] | Penguin Business [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 500.0